Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.0%)
Pennsylvania (98.4%)
[1]	Abington Heights School District Lackawanna County GO	5.250%	9/1/2050	2,250	2,302
[1]	Abington Heights School District Lackawanna County GO	5.250%	9/1/2054	3,700	3,779
	Abington School District GO	4.000%	10/1/2038	2,555	2,485
[2]	Abington School District GO TOB VRDO	3.880%	9/2/2025	4,600	4,600
	Adams County General Authority College & University Revenue	5.000%	8/15/2033	795	872
	Adams County General Authority College & University Revenue	5.000%	8/15/2036	1,035	1,117
	Adams County General Authority College & University Revenue	5.000%	8/15/2039	1,195	1,240
	Adams County General Authority College & University Revenue	5.000%	8/15/2043	750	751
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	5,000	4,832
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2039	1,750	1,767
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2044	2,350	2,241
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2054	3,100	2,782
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2059	2,000	1,768
[3]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2048	1,000	1,029
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2051	5,250	5,250
[3]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2053	1,000	1,023
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2056	8,695	8,574
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2037	1,050	1,010
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2038	1,105	1,047
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	2,000	1,852
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	15	14
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,120	1,927
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2041	4,000	3,583
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/2026	10	10
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	1,000	1,050
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,000	2,079
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	4,750	4,921
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,500	5,677
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	2,530	2,488
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,250	5,400
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	11,190	10,842
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	5,250	5,005
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	2,250	2,088
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	1,500	1,378
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	26,585	22,945
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/2031	905	829
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	1,895	1,535
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	2,815	2,310
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,165	2,283
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	2,100	1,526
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2056	2,335	1,642
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	145	154
	Allegheny County PA GO	4.000%	11/1/2035	1,225	1,234
	Allegheny County PA GO	5.000%	12/1/2041	1,500	1,560
	Allegheny County PA GO	5.000%	12/1/2042	1,250	1,288
	Allegheny County PA GO	5.000%	12/1/2044	575	589
	Allegheny County PA GO	4.000%	11/1/2045	3,560	3,177
	Allegheny County PA GO	4.000%	11/1/2049	305	261
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,078
	Allegheny County PA GO	5.000%	12/1/2054	4,510	4,544
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2037	600	523
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2038	1,125	961
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2039	6,000	5,000
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,965	1,846
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,255	1,298
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2044	1,305	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,695	7,100
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	1,435	1,437
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	10,500	11,030
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2053	7,350	7,302
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2055	1,410	1,400
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	3,250	3,300
[4]	Allegheny Valley Joint School District GO	2.000%	11/1/2032	500	439
[4]	Allentown City School District GO	5.000%	2/1/2032	3,075	3,247
[4]	Allentown City School District GO	5.000%	6/1/2032	1,465	1,488
[4]	Allentown City School District GO	4.000%	2/1/2034	1,500	1,517
[4]	Allentown City School District GO	5.000%	2/1/2034	1,300	1,354
[4]	Allentown City School District GO	4.000%	2/1/2035	1,175	1,182
[4]	Allentown City School District GO	5.000%	6/1/2035	2,000	2,026
[4]	Allentown City School District GO	4.000%	2/1/2036	1,100	1,096
[4]	Allentown City School District GO	5.000%	6/1/2036	1,500	1,518
[3]	Allentown City School District GO	5.000%	6/1/2044	830	850
[3]	Allentown City School District GO	5.000%	6/1/2045	910	931
[3]	Allentown City School District GO	5.000%	6/1/2046	500	511
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2040	1,500	1,464
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2045	1,500	1,382
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2050	2,345	2,106
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	5,000	4,360
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/2053	1,000	1,007
[1,2]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (City Center Project)	6.000%	5/1/2042	1,000	1,033
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	1,100	1,181
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	2,250	2,395
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	1,000	1,055
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	3,130	3,273
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,375	10,444
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	946
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	3,100	3,165
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	1,135	1,158
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	2,040	2,024
[4]	Altoona Area School District GO, Prere.	5.000%	12/1/2025	1,500	1,509
[3]	Altoona PA GO	3.000%	12/1/2035	3,165	2,910
[4]	Armstrong School District GO	3.000%	3/15/2034	5,605	5,261
[4]	Beaver County PA GO, Prere.	4.000%	4/15/2028	50	52
	Bellefonte Area School District GO	5.375%	5/15/2051	1,750	1,798
	Bensalem Township School District GO	5.000%	6/1/2042	770	793
	Bensalem Township School District GO	5.000%	6/1/2043	1,210	1,236
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	375	376
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,750	1,571
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,000	799
[4]	Bermudian Springs School District GO	4.000%	5/1/2044	30	26
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2047	3,210	2,371
	Bethel Park School District GO	5.000%	8/1/2044	1,250	1,273
	Bethel Park School District GO	5.000%	8/1/2048	3,000	3,047
	Bethel Park School District GO	5.500%	8/1/2048	2,500	2,616
	Bethel Park School District GO	5.000%	8/1/2050	3,000	3,043
[4]	Bethlehem Area School District GO	5.000%	8/1/2033	750	834
[4]	Bethlehem Area School District GO	5.000%	8/1/2035	750	820
[4]	Bethlehem Area School District GO	5.000%	10/1/2038	1,000	1,060
[4]	Bethlehem Area School District GO	5.000%	10/1/2040	700	734
[4]	Bethlehem Area School District GO	5.000%	10/1/2041	400	415
[4]	Bethlehem Area School District GO	5.000%	10/1/2042	500	515
[4]	Bethlehem Area School District GO	5.000%	10/1/2043	500	513
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	1,500	1,456
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2039	1,220	1,244
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2040	1,275	1,288
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2041	1,340	1,342
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/2049	4,360	4,287
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	3,970	3,975
	Boyertown Area School District GO	5.000%	10/1/2038	400	415
	Boyertown Area School District GO	5.000%	10/1/2040	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boyertown Area School District GO	5.000%	10/1/2041	500	510
[4]	Bristol Township School District GO	4.125%	6/1/2039	1,850	1,833
[4]	Bristol Township School District GO	4.125%	6/1/2040	2,000	1,975
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2037	1,205	1,155
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	1,205	1,028
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	1,280	1,054
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	13,540	9,193
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	1,050	850
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	5,005	3,826
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2035	550	543
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2044	515	443
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2050	3,000	1,957
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2050	3,090	2,552
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	10,160	6,441
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/2044	4,965	5,068
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2037	450	485
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2038	500	535
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2039	850	904
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2040	1,625	1,722
[3]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/2042	1,750	1,635
[3]	Bucks County Water & Sewer Authority Sewer Revenue	4.250%	12/1/2047	1,925	1,762
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	2,175	2,266
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	525	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	490
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,010	1,010
[3]	Canon Mcmillan School District GO	5.000%	12/1/2041	3,000	3,028
	Canon Mcmillan School District GO	5.250%	12/1/2051	2,910	2,986
	Canon Mcmillan School District GO	5.250%	12/1/2052	3,165	3,241
	Canon Mcmillan School District GO	5.250%	12/1/2053	3,440	3,534
	Canon Mcmillan School District GO	5.250%	12/1/2054	5,500	5,642
	Capital Region Water Revenue	5.000%	7/15/2038	1,000	1,034
	Capital Region Water Sewer Revenue	5.000%	7/15/2034	1,000	1,024
	Capital Region Water Sewer Revenue	5.000%	7/15/2037	1,815	1,844
	Capital Region Water Sewer Revenue	5.000%	7/15/2042	2,665	2,674
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2044	1,500	1,125
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	15,000	12,387
	Central Bucks School District GO	5.000%	5/15/2045	1,250	1,276
	Central Bucks School District GO	5.000%	5/15/2050	2,260	2,288
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2042	1,500	1,500
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,675	2,744
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,735	3,426
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	3,415	2,557
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,590	12,907
[2]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/2044	1,080	906
	Chester County IDA Charter School Aid Revenue	5.250%	10/15/2047	1,000	865
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2049	805	666
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2054	1,290	1,037
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	3,280	2,532
	Chester County IDA Recreational Revenue	4.000%	12/1/2046	5,045	4,427
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,095	4,324
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/2044	3,215	3,257
	Chester County PA GO	5.000%	7/15/2038	500	537
	Chester County PA GO	5.000%	7/15/2039	700	746
	Chester County PA GO	5.000%	7/15/2040	1,500	1,586
	Chester County PA GO	5.000%	7/15/2041	2,500	2,616
	Chester County School Authority Lease Revenue	5.000%	4/1/2043	1,000	1,022
	Chester County School Authority Lease Revenue	5.000%	4/1/2045	900	914
[4]	Coatesville School District GO	4.250%	11/15/2039	12,000	11,751
[3]	Coatesville School District GO	5.250%	11/15/2040	2,200	2,321
[3]	Coatesville School District GO	5.250%	11/15/2041	2,500	2,611
[3]	Coatesville School District GO	5.250%	11/15/2042	2,500	2,583
[3]	Coatesville School District GO	5.250%	11/15/2043	1,175	1,204
	Colonial School District GO	3.000%	2/15/2039	350	300
	Colonial School District GO	3.000%	2/15/2040	700	593
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2030	1,750	1,929
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2031	1,000	1,113
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	7,190	7,574
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	7,000	7,345
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,000	4,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	38,875	37,127
	Commonwealth of Pennsylvania COP	5.000%	7/1/2035	845	872
	Commonwealth of Pennsylvania COP	5.000%	7/1/2036	1,000	1,029
	Commonwealth of Pennsylvania COP	5.000%	7/1/2037	875	898
	Commonwealth of Pennsylvania COP	5.000%	7/1/2038	1,000	1,022
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	275	242
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/2025	2,275	2,277
	Commonwealth of Pennsylvania GO	5.000%	1/1/2026	10,000	10,086
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	5,000	5,134
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	525	540
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	9,050	9,296
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	10,000	10,260
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	12,500	13,461
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	8,200	9,137
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	5,000	5,244
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	9,300	10,521
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	15,000	15,319
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	6,810	6,932
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	10,000	11,358
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	5,000	5,556
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	14,300	13,089
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	15,000	13,694
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	7,455	8,480
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	15,000	16,486
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	490	439
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	10,000	8,933
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	1,375	1,206
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	6,475	6,458
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	4,795	4,776
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	12,975	10,996
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	7,000	5,153
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	10,000	10,596
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	7,375	5,242
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	8,815	8,537
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	6,750	4,623
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	9,745	9,325
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,231
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	3,800	2,509
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	5,000	4,704
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	10,000	9,401
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	29,115	26,812
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	10,000	9,213
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	8,015	7,311
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	9,000	8,205
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	20,000	17,988
	Conestoga Valley School District GO	3.000%	2/1/2037	1,240	1,103
	Conestoga Valley School District GO	3.000%	2/1/2038	850	736
	Conestoga Valley School District GO	4.000%	2/1/2051	25	21
	Cornwall Lebanon School District GO	5.000%	2/15/2051	2,000	2,021
	Cornwall Lebanon School District GO	5.000%	2/15/2055	4,500	4,523
	Council Rock School District GO	2.050%	11/15/2033	1,085	913
	Council Rock School District GO	3.250%	11/15/2039	5,010	4,377
	Council Rock School District GO	2.050%	8/15/2042	3,000	1,828
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2039	4,685	4,766
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	1,400	1,350
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,475	2,091
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,185	6,227
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	5,000	4,030
[4]	Cumberland Valley School District GO	5.000%	12/1/2040	500	519
[3]	Cumberland Valley School District GO	5.000%	11/15/2042	3,480	3,568
[4]	Cumberland Valley School District GO	5.000%	12/1/2043	500	512
[3]	Cumberland Valley School District GO	5.000%	11/15/2044	1,500	1,529
[4]	Cumberland Valley School District GO	5.000%	12/1/2046	2,300	2,328
[3]	Cumberland Valley School District GO	5.000%	11/15/2047	3,600	3,621
[4]	Cumberland Valley School District GO	5.000%	12/1/2049	2,075	2,091
[4]	Cumberland Valley School District GO	5.000%	12/1/2053	2,150	2,164
	Dallastown Area School District GO	5.000%	3/15/2038	1,200	1,254
	Dallastown Area School District GO	5.000%	3/15/2039	4,255	4,408
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	1,000	703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	1,615	1,165
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2030	3,745	3,767
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2032	2,070	2,077
	Dauphin County PA GO	5.000%	11/15/2042	4,590	4,725
	Dauphin County PA GO	5.000%	11/15/2043	2,500	2,559
	Dauphin County PA GO	5.000%	11/15/2044	2,225	2,269
[3]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/2046	750	452
[3]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/2051	2,000	1,142
	Delaware County Authority College & University Revenue	5.000%	10/1/2035	2,215	2,191
	Delaware County Authority College & University Revenue	5.000%	10/1/2039	4,500	4,160
	Delaware County Authority College & University Revenue	5.000%	10/1/2042	6,720	6,730
	Delaware County PA GO	5.000%	8/1/2046	4,740	4,829
	Delaware County PA GO	5.000%	8/1/2048	3,210	3,247
[4]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/2054	2,500	2,119
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2033	4,000	4,000
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	3,500	3,589
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	10,000	10,046
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	2,500	2,592
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,095
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	875	947
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	6,885	7,969
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	3,000	3,104
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	6,000	6,191
[6]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.900%	9/2/2025	2,730	2,730
[6]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.650%	9/3/2025	300	300
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,015	1,076
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,057
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	2,545	2,230
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2049	2,770	2,748
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	755	769
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	750	756
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	1,000	993
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	500	489
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2039	635	486
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2040	760	715
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2046	3,000	1,937
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2048	7,050	5,195
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,405	3,865
[3]	East Allegheny School District GO	0.000%	5/15/2036	10	6
[4]	Ellwood City Area School District GO	4.500%	6/1/2052	1,305	1,222
[6]	Emmaus General Authority Miscellaneous Revenue (Pennsylvania Loan Program) VRDO	2.700%	9/4/2025	210	210
[4]	Erie City Water Authority Water Revenue	4.250%	12/1/2052	1,000	877
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/2026	30	31
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2026	250	253
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2028	300	313
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2030	315	334
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2035	375	394
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2038	1,270	1,296
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2048	500	464
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	400	373
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2041	475	396
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	5.000%	5/1/2047	955	859
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2032	1,325	1,339
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2033	1,395	1,406
[3]	Erie School District GO	5.000%	4/1/2027	150	155
[3]	Erie School District GO	3.000%	4/1/2032	3,360	3,296
[6]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	9/4/2025	3,090	3,090
	Fox Chapel Area School District GO	5.000%	2/1/2036	2,000	2,037
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	3,400	2,843
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	4,050	3,260
	Franklin Regional School District GO	4.000%	5/1/2046	115	101
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2036	1,300	1,146
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,375	1,833
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	15,125	14,317
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	4,045	3,673
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2047	2,150	1,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	32,645	27,269
	General Authority of Southcentral Pennsylvania College & University Revenue (AICUP Financing Program - York College of Pennsylvania Project)	5.250%	5/1/2055	10,000	9,598
[1]	Harbor Creek School District GO	5.000%	3/1/2045	1,000	1,010
	Hatboro-Horsham School District GO	5.000%	9/15/2040	400	423
	Hatboro-Horsham School District GO	5.000%	9/15/2042	550	574
	Hatboro-Horsham School District GO	5.250%	9/15/2047	1,000	1,029
	Hatboro-Horsham School District GO	5.250%	9/15/2051	2,000	2,050
	Haverford Township School District GO	3.000%	3/1/2034	55	52
	Haverford Township School District GO	5.000%	3/15/2040	400	418
	Haverford Township School District GO	5.000%	3/15/2041	580	602
	Haverford Township School District GO	5.000%	3/15/2041	1,000	1,038
	Haverford Township School District GO	5.000%	3/15/2042	450	465
	Haverford Township School District GO	5.000%	3/15/2042	750	774
	Haverford Township School District GO	5.000%	3/15/2043	635	652
	Haverford Township School District GO	5.000%	3/15/2043	900	924
	Haverford Township School District GO	5.000%	3/15/2044	575	588
[3]	Hempfield Area School District GO	5.000%	3/15/2048	5,000	5,067
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2037	1,320	1,407
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2038	1,390	1,470
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2039	1,460	1,533
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2040	1,530	1,592
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2041	1,605	1,658
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2042	1,035	953
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	3,510	3,562
[4]	Interboro School District GO	4.000%	8/15/2043	1,445	1,323
[3]	Interboro School District GO	5.500%	8/15/2063	2,500	2,577
[2]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	1,000	1,006
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	290
	Kennett Consolidated School District GO	5.000%	2/15/2042	475	492
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	338
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,240	1,278
	Kennett Consolidated School District GO	5.000%	2/15/2044	550	564
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	511
	Kennett Consolidated School District GO	5.000%	2/15/2048	1,000	1,018
	Kennett Consolidated School District GO	5.000%	2/15/2051	5,050	5,111
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2035	650	650
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2036	625	613
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	6,700	6,034
	Lampeter Strasburg School District GO	5.000%	3/1/2039	600	624
	Lampeter Strasburg School District GO	5.000%	3/1/2040	725	749
	Lampeter Strasburg School District GO	5.000%	3/1/2041	2,675	2,745
	Lampeter Strasburg School District GO	5.000%	3/1/2042	2,750	2,804
	Lampeter Strasburg School District GO	5.000%	3/1/2043	2,760	2,802
	Lampeter Strasburg School District GO	5.000%	3/1/2044	1,425	1,442
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/2049	2,900	2,529
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/2053	2,000	1,873
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	500	445
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,825	8,845
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2051	10,000	9,706
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2030	750	757
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	1,300	1,309
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2032	725	728
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2041	550	498
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2033	810	886
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	255
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	890	917
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2046	3,000	2,676
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	4,000	3,461
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	1,425	1,137
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	5,550	4,069
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2045	800	761
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2055	960	871
[4]	Lancaster PA GO	4.000%	11/1/2034	2,660	2,674
[4]	Lancaster PA GO	4.000%	11/1/2035	2,355	2,359
[4]	Lancaster School District GO	4.000%	6/1/2036	1,190	1,192
[4]	Lancaster School District GO	5.000%	6/1/2042	1,295	1,349
[4]	Lancaster School District GO	5.000%	6/1/2043	1,135	1,174
[4]	Lancaster School District GO	5.000%	6/1/2044	1,290	1,327
	Latrobe IDA College & University Revenue	5.000%	3/1/2032	335	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Latrobe IDA College & University Revenue	5.000%	3/1/2033	300	308
	Latrobe IDA College & University Revenue	5.000%	3/1/2034	325	331
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	450	420
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	475	435
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	575	507
	Latrobe IDA College & University Revenue	4.000%	3/1/2039	685	588
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	535	437
	Latrobe IDA College & University Revenue	4.000%	3/1/2046	3,400	2,600
	Latrobe IDA College & University Revenue	4.000%	3/1/2051	3,595	2,643
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,750	3,518
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,560	5,110
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.250%	12/1/2053	1,600	1,399
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2057	1,445	1,080
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	125	104
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	3,685	2,901
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,680	8,535
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/2041	1,775	1,456
	Lehigh County PA GO	3.000%	11/15/2043	1,690	1,337
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	20	17
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/2049	315	218
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,315	10,038
[4]	Lehighton Area School District GO	5.000%	11/15/2036	1,850	1,959
[4]	Lehighton Area School District GO	5.000%	11/15/2039	5,000	5,182
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/2044	4,000	3,599
[4]	Littlestown Area School District GO	5.000%	10/1/2050	2,400	2,403
	Lower Paxton Township PA GO	5.000%	4/1/2040	200	208
	Lower Paxton Township PA GO	5.000%	4/1/2041	225	232
	Lower Paxton Township PA GO	5.000%	4/1/2042	200	205
	Lower Paxton Township PA GO	5.000%	4/1/2043	350	358
	Lower Paxton Township PA GO	5.000%	4/1/2044	300	305
	Lower Paxton Township PA GO	5.000%	4/1/2049	1,000	1,008
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/2033	2,935	2,941
[4]	Lycoming County Authority College & University Revenue (Pennsylvania College of Technology Project)	5.000%	7/1/2027	1,800	1,880
[3]	Mechanicsburg Area School District GO	5.000%	5/15/2045	1,705	1,722
[3]	Mechanicsburg Area School District GO	5.000%	5/15/2046	2,080	2,099
[1]	Methacton School District GO	5.250%	7/15/2048	750	765
[4]	Middletown Area School District GO	5.000%	3/1/2040	2,000	2,079
[4]	Middletown Area School District GO	5.000%	3/1/2041	2,000	2,067
[4]	Middletown Area School District GO	5.000%	3/1/2042	2,000	2,054
[4]	Millcreek Township School District GO	3.000%	6/15/2036	2,240	2,007
	Monroe County PA GO	4.000%	7/15/2037	1,630	1,632
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	3,890	3,973
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	3,780	3,878
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	330	354
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,000	1,062
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,000	1,050
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,100	1,908
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	4,000	3,566
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2036	515	467
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2037	545	486
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2038	695	608
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2039	305	260
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	1,500	1,386
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,415	1,437
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,210	2,288
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,780	2,865
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,500	2,556
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	2,170	1,953
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	4,825	4,815
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2047	5,250	4,368
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2047	1,700	1,666
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	2,000	1,820
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2052	5,000	4,036
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	12,000	7,778
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	14,935	11,762
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	2,000	1,568
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2057	8,725	8,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	380	379
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,445	1,397
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2037	1,435	1,365
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	6,920	5,962
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	2,805	2,251
[3]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	10,000	8,305
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	100	75
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	3,705	3,077
	Montgomery County PA GO	5.000%	3/1/2038	4,080	4,434
	Montgomery County PA GO	5.000%	10/1/2038	8,610	9,130
	Montgomery County PA GO	5.000%	3/1/2039	8,270	8,910
	Montgomery County PA GO	5.000%	3/1/2040	5,330	5,698
	Montgomery County PA GO	5.000%	3/1/2041	5,140	5,452
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/2044	2,985	2,744
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/2054	1,500	1,370
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,575	1,576
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,200	1,208
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	4,750	4,527
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	2,500	2,467
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	700	602
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,600	2,489
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2049	2,500	2,330
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	1,500	1,441
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2055	2,500	2,284
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/2038	2,500	2,506
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2025	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	350	352
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2027	300	303
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2029	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	210	212
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	250	251
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2032	100	100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	225	223
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	370	362
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2035	570	551
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2036	825	785
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2037	705	662
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2038	400	369
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	17,765	18,177
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/2041	1,000	863
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,760	2,519
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	1,650	1,346
[3]	Moon Area School District GO	4.000%	11/15/2043	2,060	1,841
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	1,000	959
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	3,500	3,122
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	100	87
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	7,890	6,528
	Muhlenberg School District GO	5.000%	5/15/2049	1,750	1,761
	Muhlenberg School District GO	5.000%	5/15/2050	1,000	1,009
	Muhlenberg School District GO	5.000%	5/15/2054	7,000	7,014
	Muhlenberg School District GO	5.000%	5/15/2055	1,500	1,507
	Neshaminy School District GO	4.000%	11/1/2046	1,250	1,086
	North Allegheny School District GO	3.000%	5/1/2032	1,270	1,234
[4]	Northampton Area School District GO	4.100%	2/1/2041	3,090	2,935
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2036	1,500	1,516
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2040	1,760	1,766
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	6,790	6,838
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	1,070	965
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	4,930	4,385
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	3,000	2,995
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	3,895	3,203
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2049	9,885	9,750
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2053	3,000	3,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/2/2025	6,350	6,350
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	1,900	1,643
	Northampton Township PA GO	3.625%	5/15/2039	2,145	1,946
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2044	1,000	905
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2049	1,535	1,336
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2029	1,250	1,256
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2031	1,140	1,149
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	3,740	3,628
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2037	2,890	2,870
[4]	Northeastern School District/York County GO	3.000%	3/1/2033	375	361
[4]	Northeastern School District/York County GO	3.000%	3/1/2034	300	283
[4]	Northeastern School District/York County GO	3.000%	3/1/2035	250	231
[4]	Northeastern School District/York County GO	3.000%	3/1/2038	850	731
[4]	Northeastern School District/York County GO	3.000%	3/1/2041	800	656
[4]	Northeastern School District/York County GO	3.000%	3/1/2046	2,130	1,602
	Northeastern School District/York County GO	5.000%	3/1/2049	2,000	1,993
[4]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/2046	1,255	927
	Parkland School District GO	5.000%	2/1/2043	2,270	2,342
	Parkland School District GO	5.000%	2/1/2044	700	719
	Parkland School District GO	5.000%	2/1/2049	2,325	2,359
[4]	Penn Hills School District GO	3.000%	10/1/2030	3,030	3,028
[4]	Penn Hills School District GO	3.000%	10/1/2031	3,585	3,543
[4]	Penn Hills School District GO	3.000%	10/1/2032	2,020	1,960
[4]	Penn Hills School District GO	3.000%	10/1/2033	760	725
	Pennsbury School District GO	5.000%	8/1/2039	750	783
	Pennsbury School District GO	5.000%	8/1/2039	500	525
	Pennsbury School District GO	5.000%	8/1/2040	1,000	1,038
	Pennsbury School District GO	5.000%	8/1/2040	500	522
	Pennsbury School District GO	5.000%	8/1/2041	600	623
	Pennsbury School District GO	5.000%	8/1/2042	750	774
	Pennsbury School District GO	5.000%	8/1/2043	4,000	4,074
	Pennsbury School District GO	5.000%	8/1/2044	1,000	1,024
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2033	1,310	1,410
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2034	1,380	1,474
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2035	1,455	1,534
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2036	1,020	1,061
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2038	1,130	1,153
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2040	1,250	1,220
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2041	1,000	1,053
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	9,425	9,580
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	175	148
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	750	754
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,000	1,086
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,200	2,102
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	1,915
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	530
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	530
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	1,685	1,758
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	2,000	1,857
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	500	524
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	575	603
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2038	4,725	4,066
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	900	934
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	800	831
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	1,700	1,558
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	2,000	1,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,200	1,096
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	1,850	1,874
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	2,790	2,481
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	1,385	1,394
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	700	612
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	1,600	1,598
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,515	1,502
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	10,000	8,673
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	5,040	3,588
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2047	3,500	3,430
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2047	2,400	2,029
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,880	2,435
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,135	6,030
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	9,500	7,756
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2052	2,250	1,818
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	4,620	3,669
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2038	1,500	1,532
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2042	1,500	1,478
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2046	1,000	976
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2049	2,000	1,913
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	8,225	8,890
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	8,345	8,932
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2027	700	724
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2029	1,080	967
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2030	3,710	3,197
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2036	6,045	3,922
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2038	5,525	3,192
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	2,640	2,727
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	1,500	1,508
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	3,880	3,891
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	7,000	6,363
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	4,500	3,733
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	1,655	1,712
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	3,520	3,540
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	1,935	1,940
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,000	2,001
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2034	2,575	2,530
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	3,000	3,015
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	1,870	1,896
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2035	2,275	2,277
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2036	2,305	2,195
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2036	1,400	1,393
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	4,895	4,896
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	4,395	4,105
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2041	1,000	920
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,225	872
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,650	1,191
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2046	5,000	5,025
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	105	87
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/15/2051	20	15
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	22,100	22,364
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.790%	9/4/2025	6,775	6,775
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	500	522
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	345	359
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	180	142
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,135	3,137
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	785	793
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,000	1,050
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,000	964
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	2,000	2,098
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	8,260	7,603
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,000	2,671
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	7,565	6,746
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,000	2,060
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2044	1,045	925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	160	133
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	6,345	4,688
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	21,685	18,304
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	4,000	3,533
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	8,750	8,944
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	15,890	16,621
[2,3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	9/4/2025	4,000	4,000
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/2/2025	9,400	9,400
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	21,925	21,925
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	23,255	23,255
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	11,440	11,440
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2031	2,500	2,482
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	2,500	2,474
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/2034	3,000	2,708
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	1,000	957
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2035	7,406	7,046
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/2035	2,000	1,614
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/2036	5,000	3,901
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2036	6,180	5,823
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/2037	1,792	1,770
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2038	8,500	8,419
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2038	7,500	7,501
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/2039	6,845	5,520
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/2039	4,000	3,325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/2040	6,000	4,397
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	7,500	7,460
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	10/1/2040	5,000	5,025
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/2041	7,500	5,296
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	5,000	3,649
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2041	7,830	6,378
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,000	1,864
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	3,250	3,303
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,325	4,360
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	6,335	5,473
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	10,000	8,614
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/2042	4,000	4,230
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/2044	8,500	6,447
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	5,000	4,835
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2045	2,500	1,666
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/2046	6,035	4,066
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/2046	7,005	4,625
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2046	7,500	4,849
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2046	3,000	2,150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2050	3,000	1,922
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/2051	7,500	4,761
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	910	906
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	1,920	1,952
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,615	5,813
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	11,410	12,131
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	7,962	8,479
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,575	4,990
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	6,985	7,600
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	1,650	1,819
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,500	8,557
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.000%	9/2/2025	6,365	6,365
[2,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.150%	9/2/2025	7,322	7,322
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.700%	9/3/2025	200	200
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	4,650	4,756
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	1,235	1,355
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	945	1,029
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	850	915
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,000	1,068
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,750	1,893
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	1,500	1,594
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	2,000	2,145
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	1,575	1,659
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	7,130	7,401
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	8,285	8,447
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	6,250	6,495
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	9,010	9,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	10,000	10,318
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	10,755	11,373
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	5,697
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,165
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	6,046
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2036	680	678
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,000	1,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	9,790	10,021
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,250	1,363
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	6,610	6,506
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	4,070	4,122
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,360	1,418
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,535	6,657
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,315	1,348
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,240	2,384
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,240	1,304
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2040	1,820	862
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,735	2,604
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	1,785	1,700
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	3,020	2,859
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,700	1,785
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,570	1,655
[4]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	5,400	2,385
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	500	217
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	7,275	6,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,035	3,084
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,710	3,898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,120	1,171
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,010	1,063
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2041	1,250	1,327
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,955	2,669
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,165	1,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,540	1,603
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,230	2,302
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,030	1,074
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2042	2,950	2,992
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	4,550	4,051
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	1,000	896
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,750	2,782
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,798
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,500	1,515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,050	1,087
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,139
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,950	2,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,115	1,155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,814
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	16,635	16,548
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,345	1,386
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,000	2,061
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	310	268
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,930	1,977
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,130	1,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,500	1,535
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	865	739
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	7,000	7,052
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	4,255	4,272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,515	5,540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,000	5,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,500	2,536
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	4,055	4,116
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	2,895	2,965
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	12,500	12,585
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	29
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	7,615	6,666
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	4,000	4,039
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	3,925	3,256
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	50	43
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	11,900	11,934
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,275	3,552
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,415	2,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	6,275	5,290
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	7,770	6,402
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	10,475	8,801
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	2,620	2,622
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	2,840	2,897
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	9,000	9,033
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	3,000	3,086
[6]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.720%	9/4/2025	1,050	1,050
[6]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.720%	9/4/2025	300	300
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/2041	9,795	9,015
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/2037	2,100	1,233
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	4,420	4,254
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2038	3,000	3,083
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2039	3,535	3,589
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2040	2,155	2,022
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2041	1,675	1,542
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	15,810	15,929
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	7,630	7,631
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	9,810	8,270
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	13,600	11,256
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	5,340	4,371
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax Highway Revenue	5.000%	12/1/2041	1,050	1,105
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax Highway Revenue	5.000%	12/1/2042	1,000	1,028
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax Highway Revenue	5.250%	12/1/2050	5,000	5,106
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax Highway Revenue	5.000%	12/1/2053	8,125	8,020
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax Highway Revenue	5.250%	12/1/2053	7,350	7,546
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	4.050%	9/2/2025	4,100	4,100
[1]	Pennsylvania Turnpike Commission Tax Highway Revenue	5.000%	12/1/2040	1,000	1,065
[1]	Pennsylvania Turnpike Commission Tax Highway Revenue	5.000%	12/1/2041	1,200	1,265
[1]	Pennsylvania Turnpike Commission Tax Highway Revenue	5.000%	12/1/2042	1,000	1,044
[1]	Pennsylvania Turnpike Commission Tax Highway Revenue	5.000%	12/1/2043	1,425	1,479
[1]	Pennsylvania Turnpike Commission Tax Highway Revenue	5.250%	12/1/2050	5,000	5,168
[1]	Pennsylvania Turnpike Commission Tax Highway Revenue PUT	5.000%	12/1/2032	3,000	3,311
	Pequea Valley School District GO	3.750%	5/15/2052	1,955	1,621
	Peters Township School District Washington County GO	5.000%	9/1/2037	3,000	3,100
	Peters Township School District Washington County GO	5.000%	9/1/2038	7,555	7,748
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/2043	4,440	4,138
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2037	900	971
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2038	1,000	1,065
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,850	1,953
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	1,900	1,988
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2041	1,300	1,346
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,075	1,110
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	850	874
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,000	4,083
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	2,000	2,035
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	2,000	2,031
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2038	3,750	3,723
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2038	5,000	5,230
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,905	1,983
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2040	1,750	1,712
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,000	3,118
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	1,650	1,739
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	5,000	5,016
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2044	2,250	2,293
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	8,965	9,122
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	7,500	7,626
[6]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.720%	9/4/2025	245	245
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,925	4,984
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,980	5,025
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,025	3,195
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,075	5,315
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	5,000	4,824
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,525	1,449
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	9,475	8,831
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2043	3,785	3,773
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2045	2,500	2,448
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	2,170	2,150
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	2,500	2,429
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,045	1,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	2,770	2,379
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2042	3,290	2,985
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2052	4,835	4,081
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	1,045	988
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/2052	1,920	1,751
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/2057	2,270	2,084
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/2040	425	410
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	600	590
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2050	2,850	2,662
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	1,125	941
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	1,765	1,301
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	670	478
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2040	1,000	950
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2050	5,130	4,505
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	1,415	1,343
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,050	922
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,000	2,118
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,000	2,104
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,510	1,419
	Philadelphia IDA College & University Revenue	4.000%	11/1/2037	2,750	2,539
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	530	478
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,975	1,781
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	13,165	10,680
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	1,000	1,061
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	2,375	2,526
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.125%	9/1/2045	1,000	960
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.375%	9/1/2055	2,600	2,461
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	3,000	3,005
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	14,410	14,596
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	2,000	1,946
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2047	5,000	4,707
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,180	2,242
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,150	2,151
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,425	2,451
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,000	1,969
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	11,000	11,078
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,086
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	4,000	4,070
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	9,600	8,108
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2049	2,000	2,066
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/2053	18,000	18,807
[6]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	2.780%	9/4/2025	1,015	1,015
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	31,630	31,630
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	4,095	4,095
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/2037	3,250	3,307
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	1,400	1,443
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	1,345	1,379
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	750	771
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2034	1,400	1,427
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	4,965	4,967
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,860	1,811
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	1,935
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,061
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	1,225	1,286
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,000	5,027
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	1,620	1,684
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,329
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,241
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	4,235	4,428
[2,6]	Philadelphia PA Authority Industrial Development Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.150%	9/2/2025	1,800	1,800
	Philadelphia PA GO	5.000%	8/1/2036	5,000	5,558
	Philadelphia PA GO	4.000%	5/1/2038	9,000	8,770
	Philadelphia PA GO	5.000%	8/1/2038	5,000	5,410
	Philadelphia PA GO	5.000%	8/1/2039	5,000	5,346
	Philadelphia PA GO	5.000%	8/1/2040	5,000	5,299
[3]	Philadelphia PA GO	4.000%	5/1/2041	2,580	2,484
	Philadelphia PA GO	5.000%	8/1/2042	2,250	2,333
	Philadelphia PA GO	5.250%	8/1/2043	6,000	6,333
	Philadelphia PA GO	5.250%	8/1/2044	8,000	8,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.250%	8/1/2045	6,000	6,268
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	3,000	3,022
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	2,295	2,409
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	6,540	7,110
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	1,655	1,719
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	2,355	2,442
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2041	2,750	2,851
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	3,000	3,128
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,000	3,103
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	3,000	3,083
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	3,000	3,000
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	8,840	8,948
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	6,610	6,919
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	4,475	4,423
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2051	8,315	7,065
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	16,380	16,756
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	7,235	7,532
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	8,000	8,234
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,000	2,069
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	4,000	4,110
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,000	1,030
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,000	2,047
	Philadelphia School District GO	5.000%	9/1/2029	2,235	2,279
	Philadelphia School District GO	5.000%	9/1/2032	1,160	1,273
	Philadelphia School District GO	5.000%	9/1/2035	4,240	4,385
	Philadelphia School District GO	5.000%	9/1/2036	2,015	2,036
	Philadelphia School District GO	5.250%	9/1/2036	1,100	1,213
	Philadelphia School District GO	4.000%	9/1/2037	2,300	2,283
	Philadelphia School District GO	4.000%	9/1/2037	1,500	1,489
	Philadelphia School District GO	5.000%	9/1/2037	2,015	2,033
	Philadelphia School District GO	5.000%	9/1/2037	3,825	3,929
	Philadelphia School District GO	5.250%	9/1/2037	1,900	2,072
	Philadelphia School District GO	4.000%	9/1/2038	1,000	976
	Philadelphia School District GO	5.000%	9/1/2038	1,000	1,022
	Philadelphia School District GO	5.000%	9/1/2038	1,990	2,005
	Philadelphia School District GO	5.250%	9/1/2038	1,430	1,541
	Philadelphia School District GO	4.000%	9/1/2040	8,880	8,303
	Philadelphia School District GO	5.250%	9/1/2040	1,715	1,819
	Philadelphia School District GO	5.250%	9/1/2043	1,075	1,112
	Philadelphia School District GO	5.000%	9/1/2044	10,165	10,106
	Philadelphia School District GO	4.000%	9/1/2046	12,485	11,034
	Philadelphia School District GO	5.500%	9/1/2048	8,370	8,620
	Philadelphia School District GO, Prere.	5.000%	9/1/2026	10	10
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2031	1,000	1,038
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2032	500	516
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2034	1,000	1,026
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2036	500	509
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2037	500	508
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2035	5,000	5,429
	Pittsburgh PA GO	5.000%	9/1/2035	560	577
	Pittsburgh PA GO	4.000%	9/1/2036	875	872
	Pittsburgh PA GO	4.000%	9/1/2038	500	479
	Pittsburgh PA GO	5.000%	9/1/2039	500	524
	Pittsburgh PA GO	4.000%	9/1/2040	3,635	3,410
	Pittsburgh PA GO	5.000%	9/1/2040	500	529
	Pittsburgh PA GO	4.000%	9/1/2041	3,780	3,471
	Pittsburgh PA GO	5.000%	9/1/2041	1,500	1,545
	Pittsburgh PA GO	5.000%	9/1/2042	1,000	1,024
	Pittsburgh PA GO	5.000%	9/1/2042	500	519
	Pittsburgh PA GO	5.000%	9/1/2042	1,250	1,259
	Pittsburgh School District GO	4.000%	9/1/2038	1,540	1,510
	Pittsburgh School District GO	3.000%	9/1/2041	2,315	1,809
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2027	10,820	10,239
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	10,000	8,908
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2039	500	418
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2040	305	252
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	1,345	1,408
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2048	3,405	3,436
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	1,875	1,886
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	5,000	5,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.070%	9/2/2025	1,100	1,100
[2,3]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.070%	9/2/2025	7,500	7,500
	Pleasant Valley PA School District GO	5.000%	5/1/2040	450	472
	Pleasant Valley PA School District GO	5.000%	5/1/2041	700	728
	Pleasant Valley PA School District GO	5.000%	5/1/2042	2,235	2,302
	Pleasant Valley PA School District GO	5.000%	5/1/2043	1,000	1,021
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/2045	705	601
[2]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,800	2,732
	Radnor Township School District GO	5.500%	8/15/2048	1,000	1,028
	Radnor Township School District GO	5.500%	8/15/2053	1,000	1,025
[3]	Reading School District GO	5.000%	3/1/2038	1,750	1,770
[3]	Ridley School District GO	4.000%	11/15/2034	1,000	1,009
[4]	Ridley School District GO	3.000%	11/15/2037	2,950	2,630
[3]	Ridley School District GO	4.000%	11/15/2037	800	787
[4]	Ridley School District GO	3.000%	11/15/2038	2,000	1,759
[3]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/2050	2,500	2,488
[3]	Scott Township PA GO	3.000%	8/15/2034	290	270
[3]	Scott Township PA GO	3.000%	8/15/2038	300	256
[3]	Scott Township PA GO	3.000%	8/15/2042	650	523
[3]	Scott Township PA GO	3.000%	8/15/2046	600	454
[3]	Scranton PA GO	5.000%	11/15/2026	850	873
[3]	Scranton PA GO	5.000%	11/15/2027	615	643
	Scranton PA School District GO	5.000%	12/1/2028	1,575	1,668
	Scranton PA School District GO	5.000%	12/1/2029	1,250	1,338
	Scranton PA School District GO	4.000%	12/1/2039	2,765	2,648
	Scranton PA School District GO	4.000%	12/1/2040	500	468
	Scranton PA School District GO	4.000%	6/1/2041	2,010	1,852
	Scranton PA School District GO	4.000%	12/1/2042	150	137
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	2,500	2,513
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	1,290	1,355
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2044	2,335	1,994
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2045	2,430	2,047
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2050	3,170	3,032
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.375%	11/1/2055	3,670	3,073
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2029	1,155	1,156
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,180	1,181
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,285	1,323
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,251
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,283
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2032	805	806
[4]	Souderton Area School District GO	4.000%	9/1/2039	3,685	3,580
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/2041	500	409
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2033	320	322
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2034	560	560
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,090	1,094
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2044	1,000	877
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	5,000	4,972
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2049	8,210	6,793
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	9/2/2025	21,750	21,750
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	4,000	4,241
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2041	4,000	4,238
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2043	3,000	3,127
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	5,000	5,119
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	12,500	12,717
	State College PA Area School District GO	5.000%	5/15/2036	375	391
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	1,055	1,056
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2036	600	633
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2037	550	576
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2038	600	623
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2041	1,000	913
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2042	1,000	898
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/2030	3,535	3,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2028	11,660	11,963
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	4,655	4,756
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	3,240	3,305
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2034	6,000	6,101
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	1,585	1,614
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2044	5,015	5,049
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2045	2,000	2,050
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2050	9,115	9,238
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2053	2,000	2,020
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	10,000	11,169
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2034	1,500	1,697
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2035	1,820	2,059
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2041	2,000	2,108
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2042	800	835
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2043	2,000	2,073
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2044	1,000	1,031
	Township of Hampton PA GO	5.000%	1/1/2035	150	163
	Township of Hampton PA GO	5.000%	1/1/2036	150	161
	Township of Hampton PA GO	5.000%	1/1/2037	175	187
	Tredyffrin Easttown School District GO	5.000%	2/15/2044	500	515
[4]	Trinity Area School District GO	4.000%	1/15/2036	3,000	3,009
[4]	Tulpehocken Area School District GO	5.250%	10/1/2041	2,000	2,070
[4]	Tulpehocken Area School District GO	5.250%	10/1/2045	3,500	3,569
[4]	Tulpehocken Area School District GO	5.250%	10/1/2049	3,500	3,538
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	2,945	2,934
[4]	Upper Darby PA School District GO	5.000%	4/1/2054	4,000	3,991
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,000	846
	Upper Merion Area PA School District GO	3.000%	1/15/2043	2,660	2,145
	Upper St. Clair Township School District GO	3.500%	10/1/2037	7,240	6,864
	Upper St. Clair Township School District GO	3.625%	10/1/2039	5,000	4,566
	Washington County Authority College & University Revenue VRDO	2.700%	9/4/2025	17,700	17,700
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2031	3,440	3,436
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2032	3,110	3,076
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/2048	2,750	2,368
[4]	West Mifflin School District GO	3.000%	4/1/2034	1,300	1,222
[4]	West Mifflin School District GO	3.000%	4/1/2038	5,920	5,058
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/2030	1,500	1,501
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/2035	1,000	995
	West View Municipal Authority Water Revenue	4.000%	11/15/2035	1,200	1,205
	West View Municipal Authority Water Revenue	4.000%	11/15/2037	1,265	1,255
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2035	8,000	7,959
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	3,705	3,842
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2043	4,320	4,445
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	4,030	4,119
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2045	3,750	3,823
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2047	6,815	6,885
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2049	4,000	4,022
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	3,100	2,210
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	9,230	8,533
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	6,650	6,538
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,000	795
[4]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/2039	1,000	832
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2043	1,675	1,702
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2049	1,000	999
[4]	William Penn School District GO	3.000%	11/15/2034	2,595	2,411
[4]	Woodland Hills School District GO	3.000%	9/1/2035	3,620	3,359
	Wyomissing Area School District GO	3.000%	2/1/2040	1,100	902
					3,575,894
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	104
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	3,165	3,223
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2034	210	211
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	280	300
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,840	1,632
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,185	1,292
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	650	659
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	290	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	80	80
					7,793
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	3,273	3,486
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	5,186	5,687
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	2,397	1,676
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,608	5,483
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,662	1,592
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,030	956
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,175	3,631
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,305	1,365
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,365	1,425
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,255	1,316
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,170	2,226
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	257
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	600	618
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	490	423
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	891	839
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	787	690
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,954	2,372
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	675	493
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	11,454	10,598
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	259	240
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	3,041	955
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/2058	5,250	4,801
					51,129
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,150	1,207
Total Tax-Exempt Municipal Bonds (Cost $3,849,255)					3,636,023
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	5,721	3,590
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	2,422	1,571
Total Taxable Municipal Bonds (Cost $5,096)					5,161
Total Investments (100.1%) (Cost $3,854,351)					3,641,184
Other Assets and Liabilities—Net (-0.1%)					(4,889)
Net Assets (100%)					3,636,295
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $112,869, representing 3.1% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Securities with a value of $992 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	106	22,105	29
5-Year U.S. Treasury Note	December 2025	354	38,752	265
				294

Short Futures Contracts
Long U.S. Treasury Bond	December 2025	(153)	(17,480)	(43)
Ultra Long U.S. Treasury Bond	December 2025	(85)	(9,908)	26
				(17)
				277
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	8,520	Buy	5-Year MMD AAA General Obligation Scale	3.500%	341	341	—
4/22/2026	RBC	670	Buy	5-Year MMD AAA General Obligation Scale	3.460%	25	25	—
4/22/2026	MSCS	500	Buy	5-Year MMD AAA General Obligation Scale	3.460%	19	19	—
4/23/2026	JPMC	1,750	Buy	5-Year MMD AAA General Obligation Scale	3.380%	59	59	—
5/1/2026	BANA	925	Buy	10-Year MMD AAA General Obligation Scale	3.620%	8	8	—
5/6/2026	RBC	300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	3	3	—
5/6/2026	MSCS	275	Buy	10-Year MMD AAA General Obligation Scale	3.640%	3	3	—
						458	458	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,636,023	—	3,636,023
Taxable Municipal Bonds	—	5,161	—	5,161
Total	—	3,641,184	—	3,641,184
Derivative Financial Instruments
Assets
Futures Contracts[1]	320	—	—	320
Swap Contracts	—	458	—	458
Total	320	458	—	778
Liabilities
Futures Contracts[1]	(43)	—	—	(43)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.